Organization and Principal Business Activity and Summary of Significant Accounting Policies (Policies)	12 Months Ended
Jun. 30, 2022
Summary of Significant Accounting Policies
Basis of Consolidation

Basis of Consolidation

The consolidated financial statements have been prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP). The consolidated financial statements include the accounts of the Alliance Entertainment Holding Corporation and its wholly owned subsidiaries. Significant intercompany transactions have been eliminated in consolidation.

Revenue Recognition

Revenue Recognition

The Company enters into contracts with its customers for the purchase of products in the ordinary course of business. A contract with commercial substance exists once the Company receives and accepts a purchase order under a sales contract. Revenue from the sale and distribution of pre-recorded music, video, games, accessories, and other related products are recognized when the performance obligations under the terms of a contract with its customer are satisfied, which occurs with the transfer of control of the product. For the majority of the Company’s products, control is transferred, and revenue is recognized when the product is shipped from the Company’s distribution center to the Company’s customers, which primarily consist of retailers. For most of the Company’s distribution contracts, the Company is considered to be the principal to these transactions and the revenue is recognized on a gross basis, since the Company is the primary obligor for fulfilling the promise to its customers on these arrangements, has inventory risk, and has latitude in establishing prices. Additionally, the Company ships some of its products to retailers on a consignment basis. The Company retains ownership of its products stored at these retailers. As the Company’s products are sold by the retailer, ownership is transferred from the Company to the retailer. At that time, the Company invoices the retailer and recognizes revenue for these consignment transactions. If a contract contains more than one performance obligation, the transaction price is allocated to each performance obligation based on relative standalone selling price. Shipping and handling activities are treated as a fulfillment activity rather than a promised service, and therefore, are not considered a performance obligation. Sales, use, value-added, and other excise taxes the Company collects concurrent with revenue producing activities are excluded from revenue. Incidental items that are immaterial in the context of the contract are recognized as expense when incurred.

The Company applies ASC 606, Revenue from Contracts with Customers, (ASC 606) utilizing the following allowable exemptions or practical expedients:

➢	Portfolio approach practical expedient relative to the estimation of variable consideration.
➢	Shipping and handling practical expedient to account for shipping and handling activities that occur after control of the related good transfers as fulfillment activities.
➢	Costs of obtaining a contract practical expedient to recognize the incremental costs of obtaining a contract as an expense when incurred if the amortization period of the asset is one year or less.
➢	Sales taxes practical expedient to exclude sales taxes and other similar taxes from the transaction price.
➢	Significant financing component practical expedient

Revenue is recognized at the transaction price which the Company expects to be entitled to receive. When determining the transaction price, the Company estimates variable consideration by applying the portfolio approach practical expedient under ASC 606. The primary sources of variable consideration for the Company are rebate programs, incentive programs and product returns. The rebate and incentives are recorded as a reduction to revenue at the time of the initial sale or when offered. The Company estimates variable consideration related to products sold under its rebate and incentive programs using the expected value method, which is based on sales terms with customers, historical experience, inventory levels, volume purchases, and known changes in relevant trends in the future. There are no material instances where variable consideration is constrained and not recorded at the initial time of sale.

Substantially all of the Company’s sales are domestic and are made to customers under agreements permitting certain limited rights of return based upon the prior months’ sales and vendor return rights. Except for video games and vinyl sales, which are not returnable, generally it is the Company’s policy not to accept product returns that cannot be returned to the Company’s vendors. Revenue from product sales is recognized net of estimated returns. Sales in the pre-recorded music and video movies industry generally give certain customers the right to return products. In addition, the Company’s suppliers generally permit the Company to return products that are in the supplier’s current product listing, except for video games and vinyl.

Based on historical returns, review of current catalog list and the change of mass merchant’s floor space and store locations carrying the Company’s products, management provides for estimated net returns at the time of sale and other specific reserves when appropriate. This is typically done using a twelve-month average return rate by product.

The Company has determined that the nature, amount, timing, and uncertainty of revenue and cash flows are most significantly affected by the overall economic health of the consumer product industry in the United States.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash equivalents include all investments with original maturities of three months or less when purchased. The Company maintains its cash in bank deposit accounts which, at times, may exceed federally insured limits. The Company has not experienced any losses in such accounts.

Trade Receivables, Net

Trade Receivables, Net

The Company grants credit to customers on credit terms in the ordinary course of business. Credit is extended based on an evaluation of a customer’s financial condition and collateral is generally not required.

Trade receivables are carried at original invoice amount less estimates made for allowances for uncollectible accounts based on a periodic review of all outstanding amounts. Management determines these allowances by regularly evaluating individual customer receivables and considering a customer’s financial condition and credit history. Trade receivables are written off against the allowance when they are deemed uncollectible. Recoveries of trade receivables previously written off are recorded as a credit to the allowance for uncollectible accounts when received.

Inventory and Inventory Reserves

Inventory and Inventory Reserves

Inventory is stated at the lower of cost or net realizable value, using the weighted average cost method. Net realizable value is the estimated selling price in the ordinary course of business, less reasonably predictable costs of completion, disposal, and transportation. Excess or obsolete inventory reserves are established when inventory is estimated to not be sellable or returnable to suppliers based on product demand and product life cycle.

Property and Equipment, Net

Property and Equipment, Net

Property and equipment are recorded at cost less accumulated depreciation. Depreciation and amortization are calculated using the straight-line method over the estimated useful life of the asset. Costs of major additions and improvements are capitalized while repair and maintenance costs are charged to expense as incurred. When items are disposed of, the cost and accumulated depreciation are eliminated from the accounts, and any gain or loss is reflected in the consolidated statements of operations.

Depreciation and Amortization

Depreciation and Amortization

Depreciation is provided in amounts sufficient to allocate the cost of depreciable assets to operations over their estimated useful lives using the straight-line method. The estimated useful lives are as follows:

Asset Class	Useful Life
Leasehold Improvements	5 – 10 years
Machinery and Equipment	3 – 7 years
Furniture and Fixtures	5 – 7 years
Capitalized Software	1 – 3 years
Equipment Under Capital Leases	5 years
Computer Equipment	2 – 5 years

Leasehold improvements and equipment under capitalized leases are amortized over the shorter of the useful life of the asset or the life of the lease. Depreciation and amortization expense was approximately $3.1 million, $5.6 million, and $7.1 million for the years ended June 30, 2022, 2021, and 2020, respectively.

Goodwill and Definite-Lived Intangible Assets, Net

Goodwill and Definite-Lived Intangible Assets, Net

Goodwill is assessed using either a qualitative assessment or quantitative approach to determine whether it is more likely than not that the fair value of the reporting unit is less than the carrying amount. The qualitative assessment evaluates factors including macroeconomic conditions, industry-specific and company-specific considerations, legal and regulatory environments, and historical performance. If the Company determines that it is more likely than not that the fair value of a reporting unit is less than it carrying value, a quantitative assessment is performed. Otherwise, no further assessment is required. The quantitative approach compares the estimated fair value of the reporting units to it carrying amount, including goodwill. Impairment is indicated if the estimated fair value of the reporting unit is less than the carrying amount of the reporting unit, and an impairment charge is recognized for the differential.

The Company completes its annual goodwill impairment test as of June 30 each year. For the years ended June 30, 2022, 2021 and 2020, the Company did not record any impairment.

Intangible assets are stated at cost, less accumulated amortization. Amortization of customer relationships and lists is recorded using an accelerated method over the useful lives of the related assets, which range from 10 to 15 years. Covenants not to compete, trade name and favorable leases are amortized using the straight-line method over the estimated useful lives of the related assets, which range from five to fifteen years.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

Recoverability of long-lived assets, including property and equipment and certain identifiable intangible assets are evaluated whenever events or circumstances indicate that the carrying amount of an asset may not be recoverable. Factors considered important which could trigger an impairment review include but are not limited to significant underperformance relative to historical or projected future operating results, significant changes in the manner of use of the assets or the strategy for the overall business, significant decrease in the market value of the assets and significant negative industry or economic trends. In the event the carrying amount of the long-lived assets may not be recoverable based upon the existence of one or more of the indicators, the assets are assessed for impairment based on the estimated future undiscounted cash flows expected to result from the use of the asset and its eventual deposition. If the carrying amount of an asset exceeds the sum of the estimated future undiscounted cash flow, an impairment loss is recorded for the excess of the asset’s carrying amount over its fair value. There was no impairment during the years ended June 30, 2022, 2021 and 2020.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and revenues and expenses during the reporting period. Actual results could differ from those estimates.

Significant estimates inherent in the preparation of the accompanying consolidated financial statements include management’s estimates of doubtful accounts, sales returns, rebates, defective products, and inventory recoverability. On an ongoing basis, management evaluates its estimates compared to historical experience and trends, which form the basis for making judgments about the carrying value of assets and liabilities.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company complies with ASC 820, Fair Value Measurements and Disclosures, which defines fair value, establishes a framework for measuring fair value in accordance with U.S. generally accepted accounting principles and expands disclosure requirements about fair value measurements. Under ASC 820, there are three categories for the classification and measurement of assets and liabilities carried at fair value:

Level 1: Valuation based on quoted market prices in active markets for identical assets or liabilities. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these products does not entail a significant degree of judgment. Examples include publicly traded equity securities and publicly traded mutual funds that are actively traded on a major exchange or over-the- counter market.

Level 2: Valuation based on quoted market prices of investments that are not actively traded or for which certain significant inputs are not observable, either directly or indirectly. Examples include municipal bonds, where fair value is estimated using recently executed transactions, bid asked prices and pricing models that factor in, where applicable, interest rates, bond spreads and volatility.

Level 3: Valuation based on inputs that are unobservable and reflect management’s best estimate of what market participants would use as fair value. Examples include limited partnerships and private equity investments.

Cash, trade accounts receivable, accounts payable, accrued expenses and other current liabilities estimated fair values approximate carrying amounts as of June 30, 2022, and 2021, based on the short-term nature and maturity of these instruments.

The estimated fair value of debt and the credit facility is based on Level 2 inputs, which consist of interest rates that are currently available to the Company for issuance of debt with similar terms and remaining maturities. As of June 30, 2022, 2021 and 2020 the estimated fair value of the Company’s short and long-term debt approximates it carrying value due to market interest rates charged on such debt or their short-term maturities.

The estimated fair value of the tangible and intangible assets acquired, and the liabilities assumed in connection with the acquisition of COKeM were measured using Level 2 and Level 3 inputs.

Advertising Costs

Advertising Costs

Advertising costs, which consist primarily of mailers, catalogs, online marketing and other promotions, are expensed in the period in which the advertisement or promotion occurs. Additionally, the Company maintains cooperative advertising agreements with certain vendors to include their logos and product descriptions prominently in the catalogs and calendars. The fee revenues charged to the vendors for the cooperative advertising arrangements are recorded as a reduction of advertising expense and any excess fees are recorded as a reduction of cost of goods sold. Advertising costs, net, for the years ended June 30, 2022, 2021, and 2020, were $6.5 million, $6.1 million, and $6.5 million, respectively.

Deferred Financing Costs

Deferred Financing Costs

Deferred financing costs relating to the Company’s revolving credit facility are deferred and amortized ratably over the life of the debt using the straight-line method. Deferred financing costs are included as an addition to interest expense on the consolidated statements of operations and comprehensive income and are included in Revolving Credit Facility, Net on the Consolidated Balance Sheets.

Shipping and Handling

Shipping and Handling

The Company accounts for shipping and handling activities as fulfillment activities. As such, the Company does not evaluate shipping and handling as promised services to its customers. Shipping and handling costs are included in cost of revenues in the accompanying consolidated statements of operations and comprehensive income.

Foreign Currency Translation and Transactions

Foreign Currency Translation and Transactions

The financial position and results of operations of the Company’s foreign subsidiary is measured using the local currency as the functional currency. Assets and liabilities of this subsidiary are translated into United States dollars at the exchange rate in effect at each period end. Income statement accounts are translated at the average rate of exchange prevailing during the period. Foreign currency translation income totaled $7 and $15 thousand for the years ended June 30, 2022, and 2021 respectively. Foreign currency translation loss totaled $318 thousand for the year ended June 30, 2020.

The Company does not typically hedge its foreign exchange rate position. Realized gains or losses from foreign currency transactions are included in operations as incurred.

Business Combinations - Valuation of Acquired Assets and Liabilities Assumed

Business Combinations — Valuation of Acquired Assets and Liabilities Assumed

The Company allocates the purchase price for each business combination, or acquired business, based upon (i) the fair value of the consideration paid and (ii) the fair value of net assets acquired, and liabilities assumed. The determination of the fair value of net assets acquired and liabilities assumed requires estimates and judgements of future cash flow expectations for the acquired business and the allocation of those cash flows to identifiable tangible and intangible assets. Fair values are calculated by applying estimates related to Internal Rate of Return (IRR) and Weighted Average Cost of Capital (WACC) assumptions as well as incorporating expected cash flows into industry standard valuation techniques. Goodwill is the amount by which the purchase price consideration exceeds the fair value of tangible and intangible assets acquired, less assumed liabilities.

Intangible assets, such as customer relations and trade names, when identified, are separately recognized and amortized over their estimated useful lives, if considered definite lived. Acquisition costs are expensed as incurred and are included the consolidated statements of operations and comprehensive income.

Leases

Leases

The Company is a lessee in multiple noncancelable operating and financing leases. If the contract provides the Company the right to substantially all the economic benefits and the right to direct the use of the identified asset, it is generally considered to be or contain a lease. ROU assets and lease liabilities are recognized at the lease commencement date based on the present value of the future lease payments over the expected lease term. The ROU asset is also adjusted for any lease prepayments made, lease incentives received, and initial direct costs incurred.

The lease liability is initially and subsequently recognized based on the present value of its future lease payments. Variable payments are included in the future lease payments when those variable payments depend on an index or a rate. Increases (decreases) to variable lease payments due to subsequent changes in an index or rate are recorded as variable lease expense (income) in the future period in which they are incurred.

The discount rate used is the implicit rate in the lease contract, if it is readily determinable, or the Company’s incremental borrowing rate. The Company uses the incremental borrowing rate based on the information available at the commencement date for all leases. The Company’s incremental borrowing rate for a lease is the rate of interest it would have to pay on a collateralized basis to borrow an amount equal to the lease payments under similar terms and in a similar economic environment.

The ROU asset for operating leases is subsequently measured throughout the lease term at the amount of the remeasured lease liability (i.e., present value of the remaining lease payments), plus unamortized initial direct costs, plus (minus) any prepaid (accrued) lease payments, less the unamortized balance of lease incentives received, and any impairment recognized. Operating leases with fluctuating lease payments: For operating leases with lease payments that fluctuate over the lease term, the total lease costs are recognized on a straight-line basis over the lease term. The ROU asset for finance leases is amortized on a straight-line basis over the lease term.

For all underlying classes of assets, the Company has elected to not recognize ROU assets and lease liabilities for short-term leases that have a lease term of 12 months or less at lease commencement and do not include an option to purchase the underlying asset that the Company is reasonably certain to exercise. Leases containing termination clauses in which either party may terminate the lease without cause and the notice period is less than 12 months are generally deemed short-term leases with lease costs included in short-term lease expense. The Company recognizes short-term lease cost on a straight-line basis over the lease term.

Variable Interest Entity

Variable Interest Entity

The Company evaluates its ownership, contractual, and other interests in entities to determine if it has any variable interest in a variable interest entity (VIE). These evaluations are complex, involve judgment, and the use of estimates and assumptions based on available historical information, among other factors. If the Company determines that an entity in which it holds a contractual, or ownership, interest is a VIE and that the Company is the primary beneficiary, the Company consolidates such entity in its consolidated financial statements. The primary beneficiary of a VIE is the party that meets both of the following criteria: (i) has the power to make decisions that most significantly affect the economic performance of the VIE; and (ii) has the obligation to absorb losses or the right to receive benefits that in either case could potentially be significant to the VIE. Management performs ongoing reassessments of whether changes in the facts and circumstances regarding the Company’s involvement with a VIE will cause the consolidation conclusion to change.

Changes in consolidation status are applied prospectively. The Company evaluated its transactions with a related party (included in Note 12) and concluded that the arrangements do not result in variable interests and do not require consolidation of any of the related party entities.

Segments

Segments

Operating segments are defined as components of an enterprise where discrete financial information is available and evaluated regularly by the chief operating decision maker or decision-making group, in deciding how to allocate resources and in assessing performance. The Company’s chief operating decision makers manage the business, allocate resources, and assess performance on a consolidated basis. Accordingly, the Company has one operating and reportable segment.

Accounting Pronouncements

Accounting Pronouncements

Recently issued and adopted accounting pronouncements

In December 2019, the FASB issued ASU 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes which was issued to simplify the accounting for income taxes by eliminating certain exceptions related to the approach for intra-period tax allocation, the methodology for calculating income taxes in an interim period, and the recognition of deferred tax liabilities for outside basis differences. This ASU also clarifies and simplifies other aspects of the accounting for income taxes. This update is effective for fiscal years beginning after December 15, 2020, and early adoption is permitted. The company adopted the new standard on July 1, 2021. The adoption of this standard did not have a material impact on the company’s consolidated financial statements.

In June 2016, the FASB issued ASU 2016-13, Financials Instruments — Credit Losses (Topic 848): Measurement of Credit Losses on Financials Instruments to amend the current accounting guidance which requires an incurred loss model for recognizing credit losses. Under the new guidance, the Company now measures all expected losses based on a forward-looking expected loss model which reflects probable losses based on historical experience, current conditions, and reasonable and supportable forecasts. The Company adopted the new standard on July 1, 2020. The adoption of this standard did not have a material impact on the company’s consolidated financial statements.

Recently issued but not yet adopted accounting pronouncements

In March 2020, the FASB issued ASU No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” The new guidance provides temporary optional guidance to ease the potential burden in accounting for reference rate reform. The new guidance provides optional expedients and exceptions for applying GAAP to transactions affected by reference rate reform if certain criteria are met. These transactions include contract modifications, hedging relationships, and the sale or transfer of debt securities classified as held-to-maturity. Entities may apply the provisions of the new standard as of the beginning of the reporting period when the election is made. The provisions of this update are only available until December 31, 2022, when the reference rate replacement activity is expected to be completed. The Company is currently evaluating the impact that adopting this guidance may have on its consolidated financial statements.

In October 2021, The FASB issued ASU No. 2021-08, Accounting for contract Assets and Contract Liabilities from contracts with customers (Topic 805) (“ASU 2021-08”). ASU 2021-08 requires an acquirer in a business combination to recognize and measure contract assets and contract liabilities (deferred revenue) from acquired contracts using the revenue recognition guidance in Topic 606. At the acquisition date, the acquirer applies the revenue model as if it had originated the acquired contracts. ASU 2021-08 is effective for annual periods beginning December 15, 2022, including interim periods within those fiscal years. Adoption of SU 2021-08 should be applied prospectively. Early adoption is also permitted, including adoption in an interim period. If early adopted, the amendments are applied retrospectively to all business combinations for which the acquisition date occurred during the fiscal year of adoption. The Company is currently evaluating the impact of ASU 2021-08 on its consolidated financial statements.